Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock consisted of the following (in thousands, except share amounts) as of December 31, 2020:

Redeemable Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Value at December 31, 2020	Aggregate Liquidation Preference
Series A-1	746,426	746,426	$238	$305
Series A-2	9,869,218	8,805,587	4,147	4,399
Series B	3,968,775	3,968,775	3,980	4,421
Series C-1	43,278,699	42,153,822	20,975	22,297
Series C-2	26,537,826	26,537,826	15,390	15,000
Series C-3	24,605,790	24,605,790	14,973	15,000
Series D	95,191,755	95,191,755	67,336	67,500

Total	204,198,489	202,009,981	$127,039	$128,922

Redeemable convertible preferred stock as of December 31, 2019 consisted of the following (in thousands, except share amounts):

Redeemable Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Value at December 31, 2019	Aggregate Liquidation Preference
Series A-1	746,426	746,426	$238	$305
Series A-2	9,869,218	8,509,579	3,876	4,251
Series B	3,968,775	3,590,664	3,234	4,000
Series C-1	43,278,699	42,153,822	20,648	22,297
Series C-2	26,537,826	26,537,826	15,390	15,000
Series C-3	24,605,790	24,605,790	14,965	15,000
Series D	95,191,755	95,191,755	67,296	67,500

Total	204,198,489	201,335,862	$125,647	$128,353

Redeemable convertible preferred stock as of December 31, 2020 consisted of the following (in thousands, except share amounts):

Redeemable Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Value at December 31, 2020	Aggregate Liquidation Preference
Series A-1	746,426	746,426	$238	$305
Series A-2	9,869,218	8,805,587	4,147	4,399
Series B	3,968,775	3,968,775	3,980	4,421
Series C-1	43,278,699	42,153,822	20,975	22,297
Series C-2	26,537,826	26,537,826	15,390	15,000
Series C-3	24,605,790	24,605,790	14,973	15,000
Series D	95,191,755	95,191,755	67,336	67,500

Total	204,198,489	202,009,981	$127,039	$128,922